UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               Oppenheimer Rochester North Carolina Municipal Fund (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                         COUPON      MATURITY        VALUE
-----------                                                       ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--111.0%
NORTH CAROLINA--47.0%
$ 1,400,000   Albermarle, NC Hospital Authority(1)                 5.250%    10/01/2038   $    895,370
    140,000   Asheville, NC Hsg. Authority (Woodridge
                 Apartments)(1)                                    5.750     11/20/2029        125,149
     10,000   Asheville, NC Hsg. Authority (Woodridge
                 Apartments)(1)                                    5.800     11/20/2039          8,556
  1,000,000   Buncombe County, NC (Woodfin Downtown Corridor
                 Devel.)(1)                                        7.250     08/01/2034        748,970
     10,000   Buncombe County, NC Center for Mental
                 Retardation (Blue Ridge Area Foundation)(1)       7.750     11/01/2017          8,802
    645,000   Charlotte, NC Douglas International Airport
                 Special Facilities (US Airways)(1)                5.600     07/01/2027        314,586
  2,575,000   Charlotte, NC Douglas International Airport
                 Special Facilities (US Airways)(1)                7.750     02/01/2028      1,531,378
  1,000,000   Charlotte, NC Douglas International Airport,
                 Series B(1)                                       6.000     07/01/2017      1,005,400
     40,000   Charlotte, NC Douglas International Airport,
                 Series B(1)                                       6.000     07/01/2028         35,838
     65,000   Charlotte-Mecklenburg, NC Hospital Authority
                 Health Care System (CHS/CMC/CIR/MHSP
                 Obligated Group)(1)                               5.000     01/15/2031         56,360
    285,000   Columbus County, NC IF&PCFA (International Paper
                 Company)(1)                                       5.800     12/01/2016        224,053
     60,000   Columbus County, NC IF&PCFA (International Paper
                 Company)(1)                                       5.850     12/01/2020         40,697
  2,220,000   Durham, NC Hsg. Authority (Naples Terrace
                 Apartments)(1)                                    5.700     06/01/2033      1,928,536
  1,000,000   Elizabeth City, NC Multifamily Hsg. (Walker
                 Landing)(1)                                       5.125     03/20/2049        737,310
    110,000   Halifax County, NC IF&PCFA (Champion
                 International Corp.)(1)                           5.450     11/01/2033         63,820
     70,000   Halifax County, NC IF&PCFA (International Paper
                 Company)(1)                                       5.900     09/01/2025         43,036
  2,400,000   Haywood County, NC IF&PCFA (International Paper
                 Company)(1)                                       4.450     03/01/2024      1,330,704
     15,000   Madison, NC Center For Mental Retardation (Blue
                 Ridge Area Foundation)(1)                         7.750     11/01/2017         13,772
     30,000   Mecklenburg County, NC IF&PCFA (Fluor Corp.)(1)      5.250     12/01/2009         30,081
      5,000   NC Capital Facilities Finance Agency (Duke
                 University)(1)                                    5.125     10/01/2041          4,980
  1,455,000   NC Capital Facilities Finance Agency (Meredith
                 College)(1)                                       6.000     06/01/2031      1,065,206
  1,500,000   NC Capital Facilities Finance Agency (Meredith
                 College)(1)                                       6.125     06/01/2035      1,085,460
     75,000   NC Centennial Authority Hotel Tax (Arena)(1)         5.125     09/01/2019         75,342
     10,000   NC Eastern Municipal Power Agency(1)                 5.125     01/01/2012         10,002
     50,000   NC Eastern Municipal Power Agency(1)                 5.125     01/01/2026         40,873
  1,145,000   NC Eastern Municipal Power Agency(1)                 5.750     01/01/2026      1,006,604


             1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                         COUPON      MATURITY        VALUE
-----------                                                       ------     ----------   ------------
$    25,000   NC Eastern Municipal Power Agency(1)                 6.500%    01/01/2018   $     26,027
    195,000   NC Eastern Municipal Power Agency, Series A(1)       5.750     01/01/2026        171,430
    295,000   NC Eastern Municipal Power Agency, Series B(1)       5.500     01/01/2021        295,599
      5,000   NC Educational Facilities Finance Agency
                 (Davidson College)(1)                             5.100     12/01/2012          5,013
     60,000   NC Educational Facilities Finance Agency (St.
                 Augustine's College)(1)                           5.250     10/01/2018         54,781
     90,000   NC HFA(1)                                            5.625     07/01/2030         78,646
    245,000   NC HFA(1)                                            5.750     03/01/2017        243,969
     30,000   NC HFA(1)                                            6.000     01/01/2016         30,088
    225,000   NC HFA(1)                                            6.000     07/01/2016        225,630
    400,000   NC HFA (Home Ownership)(1)                           4.800     01/01/2039        288,312
    495,000   NC HFA (Home Ownership)(1)                           4.850     07/01/2038        361,974
     15,000   NC HFA (Home Ownership)(1)                           4.950     01/01/2032         11,651
     25,000   NC HFA (Home Ownership)(1)                           5.000     01/01/2025         21,084
     20,000   NC HFA (Home Ownership)(1)                           5.100     07/01/2017         20,034
     60,000   NC HFA (Home Ownership)(1)                           5.150     01/01/2019         56,507
     10,000   NC HFA (Home Ownership)(1)                           5.200     01/01/2020          9,226
     80,000   NC HFA (Home Ownership)(1)                           5.200     07/01/2026         68,108
     15,000   NC HFA (Home Ownership)(1)                           5.250     07/01/2011         15,059
    215,000   NC HFA (Home Ownership)(1)                           5.250     01/01/2022        195,521
    100,000   NC HFA (Home Ownership)(1)                           5.250     07/01/2026         86,111
     20,000   NC HFA (Home Ownership)(1)                           5.250     07/01/2034         19,069
     25,000   NC HFA (Home Ownership)(1)                           5.375     01/01/2023         22,695
      5,000   NC HFA (Home Ownership)(1)                           5.375     01/01/2029          4,242
     20,000   NC HFA (Home Ownership)(1)                           5.400     07/01/2032         16,697
      5,000   NC HFA (Home Ownership)(1)                           5.950     01/01/2027          4,978
      5,000   NC HFA (Multifamily Mtg.)(1)                         5.350     09/01/2014          5,004
     10,000   NC HFA (Multifamily Mtg.)(1)                         6.700     01/01/2027         10,004
     20,000   NC HFA (Multifamily)(1)                              5.950     07/01/2021         20,003
      5,000   NC HFA (Single Family)(1)                            5.200     03/01/2010          5,018
     15,000   NC HFA (Single Family)(1)                            5.350     09/01/2028         14,064
      5,000   NC HFA (Single Family)(1)                            5.375     09/01/2014          5,037
      5,000   NC HFA (Single Family)(1)                            5.600     09/01/2019          4,953
     30,000   NC HFA (Single Family)(1)                            5.700     09/01/2026         28,726
     40,000   NC HFA (Single Family)(1)                            5.850     09/01/2028         38,704
     30,000   NC HFA (Single Family)(1)                            5.950     09/01/2017         30,023
     15,000   NC HFA (Single Family)(1)                            6.125     03/01/2018         14,869
     10,000   NC HFA (Single Family)(1)                            6.150     03/01/2017         10,008
     35,000   NC HFA (Single Family)(1)                            6.200     03/01/2018         35,012
     20,000   NC HFA (Single Family)(1)                            6.250     03/01/2017         20,020
    140,000   NC HFA (Single Family)(1)                            6.250     09/01/2027        138,632
     10,000   NC HFA (Single Family)(1)                            6.450     09/01/2027          9,862
    280,000   NC Medical Care Commission (ARC/HDS Alamance
                 Hsg. Corp.)(1)                                    5.800     10/01/2034        188,986


             2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                         COUPON      MATURITY        VALUE
-----------                                                       ------     ----------   ------------
$    30,000   NC Medical Care Commission (Baptist
                 Retirement)(1)                                    6.300%    10/01/2021   $     22,574
      5,000   NC Medical Care Commission (Carolina Medicorp)(1)    5.250     05/01/2026          4,028
     50,000   NC Medical Care Commission (Catholic Health
                 East)(1)                                          5.000     11/15/2028         37,501
     15,000   NC Medical Care Commission (Deerfield Episcopal
                 Retirement Community)(1)                          5.000     11/01/2023         10,683
    250,000   NC Medical Care Commission (Deerfield Episcopal
                 Retirement Community)(1)                          6.125     11/01/2038        181,903
     25,000   NC Medical Care Commission (Glenaire/The
                 Presbyterian Homes Obligated Group)(1)            5.500     10/01/2031         14,341
    270,000   NC Medical Care Commission (Glenaire/The
                 Presbyterian Homes Obligated Group)(1)            5.600     10/01/2036        150,501
     10,000   NC Medical Care Commission (Grace Healthcare
                 System)(1)                                        5.250     10/01/2016          9,654
    200,000   NC Medical Care Commission (Halifax Regional
                 Medical Center)(1)                                5.000     08/15/2018        142,770
     55,000   NC Medical Care Commission (Halifax Regional
                 Medical Center)(1)                                5.000     08/15/2024         33,406
    180,000   NC Medical Care Commission (Moravian Home)(1)        5.100     10/01/2030        106,587
     15,000   NC Medical Care Commission (Novant Health)(1)        5.125     05/01/2016         15,030
  1,000,000   NC Medical Care Commission (Pennybyrn at
                 Maryfield)(1)                                     6.125     10/01/2035        601,680
     10,000   NC Medical Care Commission (Scotland Health
                 Memorial Hospital)(1)                             5.375     10/01/2011         10,001
     25,000   NC Medical Care Commission (Southeastern
                 Regional Medical Center/Health Horizons
                 Obligated Group)(1)                               6.250     06/01/2029         21,982
    195,000   NC Medical Care Commission (Southminster)(1)         6.125     10/01/2018        162,242
     10,000   NC Medical Care Commission (St. Josephs)(1)          5.125     10/01/2028          8,968
     25,000   NC Medical Care Commission (STHS)(1)                 6.250     10/01/2019         22,505
     10,000   NC Medical Care Commission (STHS/STMH/STM/HCC)(1)    6.375     10/01/2029          7,914
     20,000   NC Medical Care Commission (STTLC)(1)                5.375     10/01/2014         19,906
     45,000   NC Medical Care Commission (Village at
                 Brookwood)(1)                                     6.375     01/01/2022         33,315
     70,000   NC Medical Care Commission (Wake County Hospital
                 System)(1)                                        5.250     10/01/2017         65,031
    865,000   NC Medical Care Commission (Wake County Hospital
                 System)(1)                                        5.375     10/01/2026        685,071
    135,000   NC Medical Care Commission (Well-Spring
                 Retirement Community)(1)                          5.375     01/01/2020        101,349
     35,000   NC Medical Care Commission (Well-Spring
                 Retirement Community)(1)                          6.250     01/01/2027         24,441
     20,000   NC Medical Care Commission Hospital (Almance
                 Health System)(1)                                 5.500     08/15/2013         20,037
    130,000   NC Medical Care Commission Hospital (Almance
                 Health System)(1)                                 5.500     08/15/2024        120,648
    500,000   NC Medical Care Commission Retirement Facilities
                 (Carolina Village)(1)                             6.000     04/01/2038        293,925


             3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                         COUPON      MATURITY        VALUE
-----------                                                       ------     ----------   ------------
$     5,000   NC Medical Care Commission Retirement Facilities
                 (Cypress Glen Retirement Community)(1)            6.000%    10/01/2033   $      3,028
     40,000   NC Medical Care Commission Retirement Facilities
                 (Givens Estates)(1)                               4.375     07/01/2009         39,686
    750,000   NC Medical Care Commission Retirement Facilities
                 (Southminster)(1)                                 5.750     10/01/2037        423,285
     25,000   NC Medical Care Commission Retirement Facilities
                 (The Forest at Duke)(1)                           5.100     09/01/2013         22,124
      5,000   NC Medical Care Commission Retirement Facilities
                 (The United Methodist Retirement Homes)(1)        5.500     10/01/2035          2,741
  1,850,000   NC Medical Care Commission Retirement Facilities
                 (Village at Brookwood)(1)                         5.250     01/01/2032        993,413
     85,000   Northampton County, NC IF&PCFA (Champion
                 International Corp.)(1)                           6.450     11/01/2029         58,979
    500,000   Northern Hospital District of Surry County, NC
                 Health Care Facilities(1)                         6.250     10/01/2038        378,045
    100,000   Raleigh Durham, NC Airport Authority(1)              5.000     05/01/2037         70,929
     40,000   Raleigh, NC GO(1)                                    5.500     06/01/2009         40,298
                                                                                          ------------
                                                                                            20,302,782
U.S. POSSESSIONS--64.0%
     30,000   Guam GO(1)                                           5.375     11/15/2013         25,718
    250,000   Guam Government Waterworks Authority and
                 Wastewater System(1)                              5.875     07/01/2035        166,243
     40,000   Guam Hsg. Corp. (Single Family Mtg.)(1)              5.750     09/01/2031         35,344
     35,000   Guam Power Authority, Series A(1)                    5.250     10/01/2013         32,644
     75,000   Guam Power Authority, Series A(1)                    5.250     10/01/2023         52,550
     60,000   Guam Power Authority, Series A(1)                    5.250     10/01/2023         48,115
    235,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)(1)                      5.250     06/01/2032        155,156
 67,775,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)                         7.250(2)  06/01/2057        302,277
  2,400,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                              5.000     06/01/2030      1,374,936
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)            0.000(3)  07/01/2024        349,505
  3,950,000   Puerto Rico Aqueduct & Sewer Authority(1)            6.000     07/01/2044      3,171,297
  1,160,000   Puerto Rico Children's Trust Fund (TASC)(1)          5.375     05/15/2033        785,100
  2,250,000   Puerto Rico Children's Trust Fund (TASC)(1)          5.500     05/15/2039      1,492,965
  3,270,000   Puerto Rico Children's Trust Fund (TASC)(1)          5.625     05/15/2043      2,188,317
 20,870,000   Puerto Rico Children's Trust Fund (TASC)             6.460(2)  05/15/2050        229,779
 39,500,000   Puerto Rico Children's Trust Fund (TASC)             7.625(2)  05/15/2057        176,960
    100,000   Puerto Rico Commonwealth GO(1)                       5.000     07/01/2026         75,617
     20,000   Puerto Rico Commonwealth GO(1)                       5.000     07/01/2028         14,870
     70,000   Puerto Rico Commonwealth GO(1)                       5.125     07/01/2031         51,759
    485,000   Puerto Rico Commonwealth GO(1)                       5.250     07/01/2024        386,356
    395,000   Puerto Rico Commonwealth GO(1)                       5.250     07/01/2030        299,635
     85,000   Puerto Rico Convention Center Authority(1)           5.000     07/01/2027         63,716
    250,000   Puerto Rico Electric Power Authority, Series
                 TT(1)                                             5.000     07/01/2032        188,333
  4,000,000   Puerto Rico Electric Power Authority, Series
                 UU(4)                                             3.301(5)  07/01/2031      1,876,025


             4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                         COUPON      MATURITY        VALUE
-----------                                                       ------     ----------   ------------
$    10,000   Puerto Rico HFC(1)                                   5.100%    12/01/2018   $      9,850
     55,000   Puerto Rico HFC (Homeowner Mtg.)(1)                  5.100     12/01/2031         45,152
     25,000   Puerto Rico Highway & Transportation Authority(1)    5.000     07/01/2022         19,859
  3,200,000   Puerto Rico Highway & Transportation Authority,
                 Series N(6)                                       3.131(5)  07/01/2045      1,152,000
    335,000   Puerto Rico IMEPCF (American Airlines)               6.450     12/01/2025        148,219
     35,000   Puerto Rico IMEPCF (American Home Products)(1)       5.100     12/01/2018         35,232
     90,000   Puerto Rico Industrial Devel. Company, Series
                 B(1)                                              5.375     07/01/2016         91,124
  1,400,000   Puerto Rico Infrastructure(1)                        5.000     07/01/2046        944,076
     25,000   Puerto Rico Infrastructure(1)                        5.500     07/01/2024         20,483
     20,000   Puerto Rico Infrastructure(1)                        5.500     10/01/2040         20,252
    235,000   Puerto Rico Infrastructure (Mepsi Campus)(1)         5.600     10/01/2014        207,012
    725,000   Puerto Rico Infrastructure (Mepsi Campus)(1)         6.250     10/01/2024        517,940
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)         6.500     10/01/2037      1,407,701
  1,650,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.000     03/01/2036        921,558
     35,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.375     02/01/2019         27,455
     80,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.375     02/01/2029         50,718
     45,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)      5.500     07/01/2026         36,196
  1,930,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                          6.250     06/01/2026        854,122
    270,000   Puerto Rico Port Authority, Series D(1)              6.000     07/01/2021        252,545
     50,000   Puerto Rico Port Authority, Series D(1)              7.000     07/01/2014         50,041
     30,000   Puerto Rico Public Buildings Authority(1)            5.250     07/01/2033         22,348
      5,000   Puerto Rico Public Buildings Authority, Series
                 D(1)                                              5.250     07/01/2036          3,675
     10,000   Puerto Rico Public Finance Corp., Series A(1)        5.750     08/01/2027          9,398
  6,500,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(6)                                              3.069(5)  08/01/2057      3,282,500
    200,000   University of Puerto Rico(1)                         5.000     06/01/2025        152,914
    250,000   University of Puerto Rico(1)                         5.000     06/01/2026        189,170
    275,000   University of Puerto Rico, Series Q(1)               5.000     06/01/2030        201,465
    370,000   University of V.I., Series A(1)                      6.000     12/01/2024        276,127
     30,000   University of V.I., Series A(1)                      6.250     12/01/2029         21,363
     50,000   V.I.  Public Finance Authority (Gross Receipts
                 Taxes Loan)(1)                                    5.000     10/01/2031         35,419
  2,000,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                      4.700     07/01/2022      1,173,840
    800,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                      5.875     07/01/2022        541,144
    240,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                      6.125     07/01/2022        166,646
    300,000   V.I. Public Finance Authority, Series A(1)           5.625     10/01/2025        233,796
    175,000   V.I. Public Finance Authority, Series A(1)           5.625     10/01/2025        136,381
     50,000   V.I. Public Finance Authority, Series E(1)           6.000     10/01/2022         40,543
  1,000,000   V.I. Water & Power Authority, Series A(1)            5.000     07/01/2031        791,670
                                                                                          ------------
                                                                                            27,633,151


             5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                              VALUE
                                                                                          ------------
TOTAL INVESTMENTS, AT VALUE (COST $74,131,383)-111.0%                                     $ 47,935,933
LIABILITIES IN EXCESS OF OTHER ASSETS-(11.0)                                                (4,741,106)
                                                                                          ------------
NET ASSETS-100.0%                                                                         $ 43,194,827
                                                                                          ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $4,434,500, which represents 10.27% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --          $--
Level 2--Other Significant Observable Inputs      47,935,933           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------          ---
      Total                                      $47,935,933          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ARC       Assoc. of Retarded Citizens
CHS       Catholic Health Service
CIR       Charlotte Institute of Rehabilitation
CMC       Carolinas Medical Center
GO        General Obligation
HCC       Home Care of the Carolinas
HFA       Housing Finance Agency/Authority


             6 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

HFC       Housing Finance Corp.
IF&PCFA   Industrial Facilities & Pollution Control Financing Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHSP      Mercy Hospital South Pineville
ROLs      Residual Option Longs
STHS      Stanly Health Services
STM       Stanly Manor
STMH      Stanly Memorial Hospital
STTLC     Stanly Total Living Center
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


             7 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,338,576 as of December 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2008, municipal bond holdings with a value of $1,876,025 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,855,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                   COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                             RATE (2)     DATE       VALUE
----------   --------------------------------------------   --------   --------   ---------
$1,145,000   Puerto Rico Electric Power Authority ROLs(3)    0.550%     7/1/31    $(978,975)

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 6-7 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.


             8 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,876,025.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $7,940,727
Average Daily Interest Rate        2.993%
Fees Paid                     $  102,506
Interest Paid                 $  187,795

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for


             9 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 74,886,270
                                 ============
Gross unrealized appreciation    $      1,888
Gross unrealized depreciation     (26,952,225)
                                 ------------
Net unrealized depreciation      $(26,950,337)
                                 ============


            10 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina
Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009